Stock-Based Compensation - Stock option award narrative - Exercise prices (Details)	Dec. 31, 2023 $ / shares shares
Exercise prices of the stock option awards
Outstanding Awards (Shares)	11,426,659
Vested Awards (Shares)	3,166,298
$0.07
Exercise prices of the stock option awards
Outstanding Awards (Shares)	41,343
Vested Awards (Shares)	41,343
Exercise Price | $ / shares	$ 0.07
$0.29
Exercise prices of the stock option awards
Outstanding Awards (Shares)	3,686,848
Vested Awards (Shares)	2,466,791
Exercise Price | $ / shares	$ 0.29
$0.41
Exercise prices of the stock option awards
Outstanding Awards (Shares)	1,445,787
Vested Awards (Shares)	204,532
Exercise Price | $ / shares	$ 0.41
0.47
Exercise prices of the stock option awards
Outstanding Awards (Shares)	1,262,806
Vested Awards (Shares)	453,632
Exercise Price | $ / shares	$ 0.47
$3.18
Exercise prices of the stock option awards
Outstanding Awards (Shares)	4,989,875
Exercise Price | $ / shares	$ 3.18